UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter           9/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors Inc.
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-14630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN          17-Oct-12

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  52

Form 13F Information Table Value Total:              242639(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M CO                                   COM                88579Y101     930    10062SH      SOLE               9166      0    896
ALTRIA GROUP INC                        COM                02209S103     235     7024SH      SOLE               7024      0      0
AMERICAN EXPRESS CO                     COM                025816109     272     4782SH      SOLE               4782      0      0
APPLE INC                               COM                037833100    2491     3734SH      SOLE               3499      0    235
AT&T INC                                COM                00206R102     341     9019SH      SOLE               9019      0      0
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     399      300SH      SOLE                200      0    100
ECOLAB INC                              COM                278865100    1259    19412SH      SOLE              19412      0      0
EMERALD OIL INC                         COM                29101U100      34    39841SH      SOLE              39841      0      0
ENTEROMEDICS INC                        COM NEW            29365M208      44    12000SH      SOLE              12000      0      0
EXPRESS SCRIPTS HLDG CO                 COM                30219G108     410     6540SH      SOLE               6540      0      0
EXXON MOBIL CORP                        COM                30231G102     606     6617SH      SOLE               6617      0      0
GENERAL ELECTRIC CO                     COM                369604103     462    20334SH      SOLE              17334      0   3000
GENERAL MLS INC                         COM                370334104    5125   128590SH      SOLE             116050      0  12540
GOOGLE INC                              CL A               38259P508     242      320SH      SOLE                300      0     20
GRACO INC                               COM                384109104     373     7412SH      SOLE               7412      0      0
HUTCHINSON TECHNOLOGY INC               COM                448407106      48    27300SH      SOLE              27300      0      0
INNODATA INC                            COM NEW            457642205     110    27000SH      SOLE              27000      0      0
INTEL CORP                              COM                458140100     288    12706SH      SOLE              12706      0      0
INTERNATIONAL BUSINESS MACHS            COM                459200101     873     4204SH      SOLE               4204      0      0
ISHARES TR                              MSCI EAFE INDEX    464287465     674    12709SH      SOLE              12058      0    651
ISHARES TR                              MSCI EMERG MKT     464287234    3291    79616SH      SOLE              72413      0   7203
ISHARES TR                              MSCI ESG SEL SOC   464288802     249     4147SH      SOLE               3681      0    466
ISHARES TR                              RUSL 2000 GROW     464287648     679     7094SH      SOLE               7094      0      0
ISHARES TR                              RUSSELL 1000       464287622    1651    20767SH      SOLE              18158      0   2609
ISHARES TR                              RUSSELL 2000       464287655   43507   521411SH      SOLE             467076      0  54335
ISHARES TR                              RUSSELL MCP GR     464287481   27800   447301SH      SOLE             405232      0  42069
ISHARES TR                              RUSSELL1000GRW     464287614   25264   378759SH      SOLE             349060      0  29699
ISHARES TR                              S&P 500 INDEX      464287200   33370   231089SH      SOLE             209271      0  21818
ISHARES TR                              S&P SMLCAP 600     464287804    1059    13734SH      SOLE              13734      0      0
ISHARES TR                              S&P500 GRW         464287309     647     8307SH      SOLE               8204      0    103
JOHNSON & JOHNSON                       COM                478160104     219     3174SH      SOLE               3174      0      0
JPMORGAN CHASE & CO                     COM                46625H100     224     5530SH      SOLE               5530      0      0
LAKES ENTMNT INC                        COM                51206P109      42    19393SH      SOLE              19393      0      0
MEDTRONIC INC                           COM                585055106    1044    24189SH      SOLE              22297      0   1892
MERCK & CO INC                          NEW COM            58933Y105     262     5790SH      SOLE               5657      0    133
MICROSOFT CORP                          COM                594918104     308    10333SH      SOLE              10333      0      0
PEPSICO INC                             COM                713448108     269     3787SH      SOLE               3787      0      0
PFIZER INC                              COM                717081103     476    19122SH      SOLE              19122      0      0
PHILIP MORRIS INTL INC                  COM                718172109     385     4278SH      SOLE               4278      0      0
PROCTER & GAMBLE CO                     COM                742718109     610     8791SH      SOLE               8791      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     486     3375SH      SOLE               3317      0     58
TARGET CORP                             COM                87612E106     281     4416SH      SOLE               4416      0      0
TENNANT CO                              COM                880345103    2431    56756SH      SOLE              56756      0      0
UNITED PARCEL SERVICE INC               CL B               911312106    3116    43525SH      SOLE              43525      0      0
US BANCORP DEL                          COM NEW            902973304    2085    60767SH      SOLE              60767      0      0
VALSPAR CORP                            COM                920355104     686    12228SH      SOLE              12228      0      0
VANGUARD BD INDEX FD INC                TOTAL BND MRKT     921937835   37460   439927SH      SOLE             384654      0  55272
VANGUARD INTL EQUITY INDEX F            MSCI EMR MKT ETF   922042858    5628   134876SH      SOLE             126577      0   8299
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1037    22907SH      SOLE              22342      0    565
WELLS FARGO & CO                        NEW COM            949746101    1741    50401SH      SOLE              49245      0   1156
WIRELESS RONIN TECHNOLOGIES             COM                97652A203      22    23500SH      SOLE              23500      0      0
WISDOMTREE TRUST                        EMERG MKTS ETF     97717W315   31094   579340SH      SOLE             523743      0  55597
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